General (Tables)	12 Months Ended
Dec. 31, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Stock transfer from the company and subsidiaries
The details of stock transfer between the Parent company and subsidiaries as of incorporation are as follows (Unit: Number of shares)

Stock transfer company	Total number of issued shares	Exchange ratio per share	Number of Parent company’s stocks
Woori Bank	676,000,000	1.0000000	676,000,000
Woori FIS Co., Ltd.	4,900,000	0.2999708	1,469,857
Woori Finance Research Institute Co., Ltd.	600,000	0.1888165	113,289
Woori Credit Information Co., Ltd.	1,008,000	1.1037292	1,112,559
Woori Fund Service Co., Ltd.	2,000,000	0.4709031	941,806
Woori Private Equity Asset Management Co., Ltd.	6,000,000	0.0877992	526,795

Disclosure of investments in subsidiaries
(2)	Details of the Parent company and subsidiaries (hereinafter ‘Group’) as of December 31, 2024 and 2025 are as follows:

		Percentage of ownership (%)		Location	Financial statements date
Subsidiaries	Main business	December 31, 2025	December 31, 2024
Held by Woori Financial Group Inc.
Woori Bank	Bank	100.0	100.0	Korea	December 31
T ongyang Life Insurance Co., Ltd. (*1)	Life insurance	77.9	—	Korea	December 31
Woori Card Co., Ltd.	Finance	100.0	100.0	Korea	December 31
Woori Financial Capital Co., Ltd.	Finance	100.0	100.0	Korea	December 31
Woori Investment Securities Co., Ltd. (*1)	Securities brokerage	99.9	99.5	Korea	December 31
ABL Life Insurance Co., Ltd. (*1)	Life insurance	100.0	—	Korea	December 31
Woori Asset Trust Co., Ltd	Real estate trust	100.0	99.6	Korea	December 31
Woori Savings Bank	Mutual saving bank	100.0	100.0	Korea	December 31
Woori Financial F&I Co., Ltd.	Finance	100.0	100.0	Korea	December 31
Woori Asset Management Corp. (*1)	Finance	100.0	100.0	Korea	December 31
Woori Venture Partners	Other financial services	100.0	100.0	Korea	December 31
Woori Private Equity Asset Management Co., Ltd.	Finance	100.0	100.0	Korea	December 31
Woori Credit Information Co., Ltd.	Credit information	100.0	100.0	Korea	December 31
Woori Fund Service Co., Ltd.	Financial support service business	100.0	100.0	Korea	December 31
Woori FIS Co., Ltd.	System software development & maintenance	100.0	100.0	Korea	December 31
Woori Finance Research Institute Co., Ltd.	Other service business	100.0	100.0	Korea	December 31
Held by Woori Bank
Woori America Bank	Finance	100.0	100.0	America	December 31
Woori Global Markets Asia Limited	Finance	100.0	100.0	Hong Kong	December 31
Woori Bank China Limited	Finance	100.0	100.0	China	December 31
AO Woori Bank (*7)	Finance	100.0	100.0	Russia	December 31
PT Bank Woori Saudara Indonesia 1906 Tbk	Finance	90.8	90.8	Indonesia	December 31
Banco Woori Bank do Brasil S.A.	Finance	100.0	100.0	Brazil	December 31
Korea BTL Infrastructure Fund	Finance	99.9	99.9	Korea	December 31
Woori Finance Myanmar Co., Ltd.	Finance	100.0	100.0	Myanmar	December 31
Wealth Development Bank	Finance	51.0	51.0	Philippines	December 31
Woori Bank Vietnam Limited	Finance	100.0	100.0	Vietnam	December 31
Woori Bank (Cambodia) PLC	Finance	100.0	100.0	Cambodia	December 31
Woori Bank Europe	Finance	100.0	100.0	Germany	December 31
KAMCO Value Recreation First Securitization Specialty Co., Ltd. (*2)	Asset securitization	15.0	15.0	Korea	December 31
Jeonju Iwon Ltd. (*2)	Asset securitization	—	—	Korea	December 31
Wonju I one Inc. (*2)	Asset securitization	—	—	Korea	December 31
Heitz Third Co., Ltd. (*2)	Asset securitization	—	—	Korea	December 31
Woori hansoop 1st Co., Ltd. (*2)	Asset securitization	—	—	Korea	December 31
Woori QS 1st Co., Ltd. (*2)	Asset securitization	—	—	Korea	December 31
Woori Dream 2nd Co., Ltd. (*2)	Asset securitization	—	—	Korea	December 31
Woori K 1st Co., Ltd. (*2)	Asset securitization	—	—	Korea	December 31
Woori Display 3rd Co., Ltd. (*2)	Asset securitization	—	—	Korea	December 31
Quantum Jump the 2nd Co., Ltd. (*2) (*5)	Asset securitization	—	—	Korea	—
Woori HW 1st Co., Ltd. (*2)	Asset securitization	—	—	Korea	December 31
Woori Dream 3rd Co., Ltd. (*2)	Asset securitization	—	—	Korea	December 31
Woori SJS 1st Co., Ltd. (*2)	Asset securitization	—	—	Korea	December 31
SPG the 1st Co., Ltd. (*2)	Asset securitization	—	—	Korea	December 31
Woori-HWC 1st Co., Ltd. (*2)	Asset securitization	—	—	Korea	December 31
Woori HC 3rd Co., Ltd. (*2)	Asset securitization	—	—	Korea	December 31
Woori Park I 1st co., Ltd (*2) (*5)	Asset securitization	—	—	Korea	—
Woori HC 4th Co., Ltd. (*2)	Asset securitization	—	—	Korea	December 31
Woori SKR 1st Co., Ltd. (*2)	Asset securitization	—	—	Korea	December 31
Woori H chemical 1st Co., Ltd (*2)	Asset securitization	—	—	Korea	December 31
HE the 1st Co., Ltd. (*2)	Asset securitization	—	—	Korea	December 31
Woori Hub The 1st Co., Ltd. (*2)	Asset securitization	—	—	Korea	December 31
Woori K The 3rd Co., Ltd. (*2)	Asset securitization	—	—	Korea	December 31

		Percentage of ownership (%)		Location	Financial statements date
Subsidiaries	Main business	December 31, 2025	December 31, 2024
Woori KF 1st Co., Ltd. (*2)	Asset securitization	—	—	Korea	December 31
Woori L Yongsan 1st Co., Ltd. (*2)	Asset securitization	—	—	Korea	December 31
Woori HC 5th Co., Ltd. (*2) (*5)	Asset securitization	—	—	Korea	—
Woori Lotte Dongtan 1st Co., Ltd. (*2) (*5)	Asset securitization	—	—	Korea	—
Woori HC 6th Co., Ltd. (*2) (*5)	Asset securitization	—	—	Korea	—
Woori HO 1st Co., Ltd. (*2) (*5)	Asset securitization	—	—	Korea	—
Woori ESG 1st Co., Ltd. (*2) (*5)	Asset securitization	—	—	Korea	—
Woori Osiria 1st Co., Ltd. (*2) (*5)	Asset securitization	—	—	Korea	—
Gangnam Landmark 2nd Co., Ltd (*2) (*5)	Asset securitization	—	—	Korea	—
Woori HP the 1st Co., Ltd. (*2)	Asset securitization	—	—	Korea	December 31
Woori KF 2nd Co., Ltd. (*2)	Asset securitization	—	—	Korea	December 31
Woori HD 1st co., Ltd. (*2) (*5)	Asset securitization	—	—	Korea	—
Woori ST 1st Co., Ltd. (*2) (*5)	Asset securitization	—	—	Korea	—
Woori HW 2nd co., Ltd. (*2)	Asset securitization	—	—	Korea	December 31
Woori Mirae 1st co., Ltd. (*2) (*5)	Asset securitization	—	—	Korea	—
Woori HR 2nd Co., Ltd. (*2)	Asset securitization	—	—	Korea	December 31
Woori QS 2nd Co., Ltd. (*2)	Asset securitization	—	—	Korea	December 31
Woori Plasma 1st Co., Ltd. (*2)	Asset securitization	—	—	Korea	December 31
Woori EUGENE 1st Co., Ltd (*2)	Asset securitization	—	—	Korea	December 31
WOORIWON 1ST, CO,. LIMITED .(*2)	Asset securitization	—	—	Korea	December 31
WOORI ENERBILITY 1ST, CO,. LIMITED .(*2)	Asset securitization	—	—	Korea	December 31
WOORI HL 1ST, CO,. LIMITED .(*2)	Asset securitization	—	—	Korea	December 31
WOORI PARC1. 2ND CO., LTD (*2) (*10)	Asset securitization	—	—	Korea	December 31
WOORI HEROS 1ST CO., LTD. (*2) (*10)	Asset securitization	—	—	Korea	December 31
WOORI GANGNAM ALPHA 1ST CO., LTD. (*2) (*10)	Asset securitization	—	—	Korea	December 31
WOORI BLOSSOM 1ST CO., LTD. (*2) (*10)	Asset securitization	—	—	Korea	December 31
WOORI DK 1ST CO., LTD. (*2) (*10)	Asset securitization	—	—	Korea	December 31
WOORI TECHONE 1ST CO., LTD (*2) (*10)	Asset securitization	—	—	Korea	December 31
WOORI TECHONE 2ND CO., LTD (*2) (*10)	Asset securitization	—	—	Korea	December 31
WOORI SONO 1ST CO., LTD (*2) (*10)	Asset securitization	—	—	Korea	December 31
WOORI SEOUL STATION AREA 1ST, CO,. LTD. (*2)	Asset securitization	—	—	Korea	December 31
WOORI NC 1ST CO., LTD. (*2) (*10)	Asset securitization	—	—	Korea	December 31
Heungkuk Global Private Placement Investment Trust No. 1 (*3)	Securities investment and others	98.8	98.8	Korea	December 31
AI Partners UK Water Supply Private Placement Investment Trust No. 2 (*3)	Securities investment and others	97.3	97.3	Korea	December 31
Mirae Asset Multi Overseas Real Estate General Private Investment Trust No. 5-2 (*3)	Securities investment and others	99.0	99.0	Korea	December 31
IGIS Australia Investment Trust No. 209-1 (*3)	Securities investment and others	99.4	99.4	Korea	December 31
JB Airline Private Placement Investment Trust No. 8 (*3)	Securities investment and others	97.0	97.0	Korea	December 31
Kiwoom Harmony Private Placement Investment Trust No. 2 (*3) (*5)	Securities investment and others	—	97.3	Korea	—
Kiwoom Harmony Private Placement Investment Trust No. 1 (*3)	Securities investment and others	97.7	97.4	Korea	December 31
Kiwoom Harmony Private Placement Investment Trust No. 4 (*3)	Securities investment and others	96.2	96.2	Korea	December 31
Kiwoom Harmony Private Placement Investment Trust No. 9 (*3) (*10)	Securities investment and others	100.0	—	Korea	December 31
Woori Partners General Type Private Investment Trust No. 4 (*3) (*10)	Securities investment and others	99.0	—	Korea	December 31
Principal Guaranteed Trust (*4)	Trust	—	—	Korea	December 31
Principal and Interest Guaranteed Trust (*4)	Trust	—	—	Korea	December 31
Held by Mirae Asset Multi Overseas Real Estate General Private Investment Trust No. 5-2
MAGI No. 5 LuxCo S.a.r.l.	Asset securitization	54.6	54.6	Luxembourg	December 31
Held by MAGI No.5 LuxCo S.a.r.l.
ADP 16 Brussels	Asset securitization	100.0	100.0	Belgium	December 31

		Percentage of ownership (%)		Location	Financial statements date
Subsidiaries	Main business	December 31, 2025	December 31, 2024
Held by Woori ESG Infrastructure Development General Private Investment Trust No. 1:
Woori Global Infrastructure Development Co., Ltd.	Other financial services	100.0	100.0	Korea	December 31
Namyangju Resource Circulation Facility Development Co., Ltd.	Other professional services	100.0	100.0	Korea	December 31
Held by Woori Card Co., Ltd.
TUTU Finance – WCI Myanmar Co., Ltd.	Finance	100.0	100.0	Myanmar	December 31
PT Woori Finance Indonesia Tbk.	Finance	84.5	84.5	Indonesia	December 31
Woori Card 2021-1 Asset Securitization Specialty Co., Ltd. (*2) (*5)	Asset securitization	—	0.5	Korea	—
Woori Card 2022-1 Asset Securitization Specialty Co., Ltd. (*2) (*5)	Asset securitization	—	0.5	Korea	—
Woori Card 2022-2 Asset Securitization Specialty Co., Ltd. (*2)	Asset securitization	0.5	0.5	Korea	December 31
Woori Card 2023-1 Asset Securitization Specialty Co., Ltd. (*2)	Asset securitization	0.5	0.5	Korea	December 31
Woori Card 2023-2 Asset Securitization Specialty Co., Ltd. (*2)	Asset securitization	0.5	0.5	Korea	December 31
Woori Card 2024-1 Asset Securitization Specialty Co., Ltd. (*2)	Asset securitization	0.5	0.5	Korea	December 31
Held by Woori Financial Capital Co., Ltd.
Specified Money Market Trust	Trust	100.0	100.0	Korea	December 31
Held by Woori Investment Securities Co., Ltd.
Seari Second Securitization Specialty Co., Ltd. (*2)	Asset securitization	5.0	5.0	Korea	December 31
Namjong 1st Securitization Specialty Co., Ltd. (*2)	Asset securitization	5.0	5.0	Korea	December 31
Bukgeum First Securitization Specialty Co., Ltd. (*2)	Asset securitization	5.0	5.0	Korea	December 31
Bukgeum Second Securitization Specialty Co., Ltd. (*2)	Asset securitization	5.0	5.0	Korea	December 31
WS1909 Securitization Specialty Co., Ltd. (*2)	Asset securitization	5.0	5.0	Korea	December 31
WS2003 Securitization Specialty Co., Ltd. (*2)	Asset securitization	5.0	5.0	Korea	December 31
WS2006 Securitization Specialty Co., Ltd. (*2)	Asset securitization	5.0	5.0	Korea	December 31
WH2103 Securitization Specialty Co., Ltd. (*2)	Asset securitization	5.0	5.0	Korea	December 31
WN2103 Securitization Specialty Co., Ltd. (*2)	Asset securitization	5.0	5.0	Korea	December 31
WH2106 Securitization Specialty Co., Ltd. (*2)	Asset securitization	5.0	5.0	Korea	December 31
WiBee AK 1st Co., Ltd. (*2) (*10)	Asset securitization	—	—	Korea	December 31
WiBee Sae-A 1st Co., Ltd (*2) (*10)	Asset securitization	—	—	Korea	December 31
WiBee Central 1st Co., Ltd (*2) (*10)	Asset securitization	—	—	Korea	December 31
WiBee Retail 1st Co., Ltd (*2) (*10)	Asset securitization	—	—	Korea	December 31
WiBee Smile AP 1st Co., Ltd (*2) (*10)	Asset securitization	—	—	Korea	December 31
Bridge Beta 1st Co., Ltd (*2) (*10)	Asset securitization	—	—	Korea	December 31
Held by Tongyang Life Insurance Co., Ltd.
Tongyang Life Financial Service Co., Ltd (*10)	Insurance agents and brokers	100.0	—	Korea	December 31
Held by ABL Life Insurance Co., Ltd.
ABA Financial Service LLC. (*10)	Insurance agents and brokers	100.0	—	Korea	December 31
Kookmin Bank acting as Trustee of Kiwoom Andante Private Investment Trust (*3) (*5) (*10)	Securities investment and others	—	—	Korea	—
Kookmin Bank Acting as Trustee of Kiwoom Moderato Private Securities Investment Trust I (*3) (*5) (*10)	Securities investment and others	—	—	Korea	—
Kiwoom Europe Infra A.I. Private Type Investment Trust III (*3) (*5) (*10)	Securities investment and others	—	—	Korea	—

		Percentage of ownership (%)		Location	Financial statements date
Subsidiaries	Main business	December 31, 2025	December 31, 2024
Kiwoom Global Infra A.I. Private Type Investment Trust II (*3) (*5) (*10)	Securities investment and others	—	—	Korea	—
Kookmin Bank acting as Trustee of Kiwoom AGPS Private Investment Trust (*3) (*5) (*10)	Securities investment and others	—	—	Korea	—
Kiwoom Europe Infra A.I. Private Type Investment Trust IX (*3) (*5) (*10)	Securities investment and others	—	—	Korea	—
Alceon Real Infrastructure Blind General Type Private Placement Investment Trust (*3) (*5) (*10)	Securities investment and others	—	—	Korea	—
Hanwha Global Infrastructure Private Fund 31 (*3) (*5) (*10)	Securities investment and others	—	—	Korea	—
Alceon Real Property Blind General Type Private Placement Investment Trust (*3) (*10)	Securities investment and others	100.0	—	Korea	December 31
KB NB Private Investment Trust No. 4 (*3) (*5) (*10)	Securities investment and others	—	—	Korea	—
IGIS U.S. Private Placement Real Estate Investment Trust No. 469-1 (*3) (*5) (*10)	Securities investment and others	—	—	Korea	—
IGIS U.S. Private Placement Real Estate Investment Trust No. 469-2 (*3) (*5) (*10)	Securities investment and others	—	—	Korea	—
Alceon Australia RDS General Type Private Placement Investment Trust 2 (*3) (*5) (*10)	Securities investment and others	—	—	Korea	—
Alceon Australia RDS General Type Private Placement Investment Trust 3 (*3) (*5) (*10)	Securities investment and others	—	—	Korea	—
Woori Park Square Payton General Type Private Investment Trust (*3) (*10)	Securities investment and others	100.0	—	Korea	December 31
Woori Pantheon Metrics General Type Private Investment Trust (*3) (*10)	Securities investment and others	100.0	—	Korea	December 31
Held by Woori Asset Management Corp.
Woori China Convertible Bond Hedging feeder Investment Trust H (debt-oriented hybrid) (*3) (*5)	Securities investment and others	—	89.5	Korea	—
Woori China Convertible Bond Master Fund ( *3) (*5)	Securities investment and others	—	63.3	Korea	—
Woori Together TDF 2040 (*3) (*5)	Securities investment and others	—	34.3	Korea	—
Woori Together TDF 2045 (*3) (*5)	Securities investment and others	—	56.0	Korea	—
Woori Together TDF 2050 (*3) (*5)	Securities investment and others	—	31.5	Korea	—
Woori Rooftop Solar Private Special Asset Investment Trust No.1 (*3)	Securities investment and others	40.1	40.1	Korea	December 31
Woori Following Foreigners Securities Sub-Investment Master Fund [Equity] (*3) (*10)	Securities investment and others	100.0	—	Korea	December 31
Woori Following Foreigners 40 Securities Sub-Investment Trust [Bond Mixed-Fund of Funds] Class C-F (*3) (*10)	Securities investment and others	31.3	—	Korea	December 31
Woori Following Foreigners Securities Sub-Investment Trust [Equity] Class C-F (*3) (*10)	Securities investment and others	75.6	—	Korea	December 31
Woori Didim US Technology and Bio-Healthcare Feeder Investment Trust (*3) (*5)	Securities investment and others	—	44.6	Korea	—
Woori US Billionaire Equity Master Investment Trust (*3) (*5) (*10)	Securities investment and others	—	—	Korea	—
Woori US Billionaire Equity EMP Feeder Investment Trust (H) Class C-F (*3) (*5) (*10)	Securities investment and others	—	—	Korea	—
Woori US Billionaire Equity EMP Feeder Investment Trust (UH) ClassC-F (*3) (*5) (*10)	Securities investment and others	—	—	Korea	—
Woori Total Bond Market Master Investment Trust (*3) (*5) (*10)	Securities investment and others	—	—	Korea	—

		Percentage of ownership (%)		Location	Financial statements date
Subsidiaries	Main business	December 31, 2025	December 31, 2024
Woori Short Term Bond Master Investment Trust (*3) (*5) (*10)	Securities investment and others	—	—	Korea	—
Held by Woori Financial F&I Co., Ltd.
WI2203 Securitization Specialty Co., Ltd. (*2)	Asset securitization	5.0	5.0	Korea	December 31
WM2203 Asset Securitization Specialty Co., Ltd . (*2)	Asset securitization	5.0	5.0	Korea	December 31
WNI2206 Asset Securitization Specialty Co., Ltd. (*2)	Asset securitization	5.0	5.0	Korea	December 31
WI2209 Securitization Specialty Co., Ltd. (*2)	Asset securitization	5.0	5.0	Korea	December 31
WN2212 Asset Securitization Specialty Co., Ltd. (*2)	Asset securitization	5.0	5.0	Korea	December 31
WK2212 Asset Securitization Specialty Co., Ltd. (*2)	Asset securitization	5.0	5.0	Korea	December 31
WH2306 Securitization Specialty Co., Ltd. (*2)	Asset securitization	5.0	5.0	Korea	December 31
WN2306 Securitization Specialty Co., Ltd. (*2)	Asset securitization	5.0	5.0	Korea	December 31
WNKN2309 Securitization Specialty Co., Ltd. (*2)	Asset securitization	5.0	5.0	Korea	December 31
WB2309 Securitization Specialty Co., Ltd. (*2)	Asset securitization	5.0	5.0	Korea	December 31
WI2311 Securitization Specialty Co., Ltd. (*2)	Asset securitization	5.0	5.0	Korea	December 31
WSB2312 Securitization Specialty Co., Ltd. (*2)	Asset securitization	5.0	5.0	Korea	December 31
WK2312 Asset Securitization Specialty Co., Ltd. (*2)	Asset securitization	5.0	5.0	Korea	December 31
WBS2312 Securitization Specialty Co., Ltd. (*2)	Asset securitization	5.0	5.0	Korea	December 31
WK2403 Asset Securitization Specialty Co., Ltd. (*2)	Asset securitization	5.0	5.0	Korea	December 31
WH2403 Securitization Specialty Co., Ltd. (*2)	Asset securitization	5.0	5.0	Korea	December 31
WSB2406 Securitization Specialty Co., Ltd. (*2)	Asset securitization	5.0	5.0	Korea	December 31
WK2406 Securitization Specialty Co., Ltd. (*2)	Asset securitization	5.0	5.0	Korea	December 31
WI2406 Securitization Specialty Co., Ltd. (*2)	Asset securitization	5.0	5.0	Korea	December 31
WKN2406 Securitization Specialty Co., Ltd. (*2)	Asset securitization	5.0	5.0	Korea	December 31
WS2409 Asset Securitization Specialty Co., Ltd. (*2)	Asset securitization	5.0	5.0	Korea	December 31
WSB2409 Asset Securitization Specialty Co., Ltd. (*2)	Asset securitization	5.0	5.0	Korea	December 31
WDSB2503 Asset Securitization Specialty Co., Ltd. (*2)	Asset securitization	5.0	—	Korea	December 31
WHKN2506 Asset Securitization Specialty Co., Ltd. (*2) (*10)	Asset securitization	5.0	—	Korea	December 31
WK2509 Asset Securitization Specialty Co., Ltd. (*2) (*10)	Asset securitization	5.0	—	Korea	December 31
WH2509 Asset Securitization Specialty Co., Ltd. (*2) (*10)	Asset securitization	5.0	—	Korea	December 31
WI2511 Asset Securitization Specialty Co., Ltd. (*2) (*10)	Asset securitization	5.0	—	Korea	December 31
VOGO DL General Private Equity Investment Trust 1 (*3)	Securities investment and others	99.4	99.8	Korea	December 31
WFBS 1st Corporate Recovery Private Equity Fund (*3)	Finance	96.2	96.2	Korea	December 31
Held by Woori Venture Partners Co., Ltd.
Woori Venture Partners US	Other financial services	100.0	100.0	America	December 31

		Percentage of ownership (%)		Location	Financial statements date
Subsidiaries	Main business	December 31, 2025	December 31, 2024
Held by Woori Bank, Woori Financial Capital Co., Ltd., and Woori Private Equity Asset Management Co., Ltd. (*6)
Green ESG Growth No. 1 Private Equity Fund (*3)	Securities investment and others	32.7	34.8	Korea	December 31
Woori New Growth Credit Fund 1 (*3)	Securities investment and others	100.0	100.0	Korea	December 31
Woori PE Secondary Fund 1 (*3)	Securities investment and others	100.0	100.0	Korea	December 31
Held by Woori Financial Capital Co., Ltd., Woori Private Equity Asset Management Co., Ltd. and Woori Investment Securities Co., Ltd. (*6)
Japanese Hotel Real Estate Private Equity Fund 1 (*3)	Securities investment and others	100.0	100.0	Korea	December 31
Held by Woori Bank, Woori Financial Capital Co., Ltd., Woori Investment Securities Co., Ltd., Woori Savings Bank and Woori Private Equity Asset Management Co., Ltd. (*6)
Woori Innovative Growth Professional Investment Type Private Investment Trust No. 1 (*3)	Securities investment and others	90.0	90.0	Korea	December 31
Held by Woori Bank, Woori Financial Capital Co., Ltd., Woori Investment Securities Co., Ltd. and Woori Private Equity Asset Management Co., Ltd. (*6)
Woori Innovative Growth Professional Investment Type Private Investment Trust No. 2 (*3)	Securities investment and others	85.0	85.0	Korea	December 31
Woori Innovative Growth New Deal Private Investment Trust No. 3 (*3)	Securities investment and others	94.3	94.3	Korea	December 31
Held by Woori Bank, Woori Financial Capital Co., Ltd., and Woori Investment Securities Co., Ltd. (*6)
Woori GP Commitment Loan General Type Private Investment Trust No. 1 (*3)	Securities investment and others	100.0	100.0	Korea	December 31
Woori Equity Bridge Loan General Type Private Investment Trust No. 1 (*3)	Securities investment and others	80.0	80.0	Korea	December 31
Woori GP Commitment Loan General Type Private Investment Trust No. 2 (*3)	Securities investment and others	100.0	100.0	Korea	December 31
Woori GP Commitment Loan General Type Private Investment Trust No. 3 (*3)	Securities investment and others	100.0	100.0	Korea	December 31
Woori Junior Equity General Type Private Investment Trust (*3)	Securities investment and others	100.0	100.0	Korea	December 31
Woori Top-Class Senior and Junior Loan Private Investment Trust (*3) (*10)	Securities investment and others	100.0	—	Korea	December 31
Woori Top-Class Equity Fund of Funds Private Investment Trust (*3) (*10)	Securities investment and others	100.0	—	Korea	December 31
Held by Woori Bank, Woori Financial Capital Co., Ltd. and Woori Asset Management Co., Ltd. (*6)
Woori New Deal(Infrastructure) Policy Fund No. 1 (*3)	Securities investment and others	70.0	70.0	Korea	December 31
Held by Woori bank and Woori Investment Securities Co., Ltd. (*6)
Woori Global Development Infrastructure Synergy Company Private Placement Investment Trust No. 1 ( *3)	Securities investment and others	100.0	100.0	Korea	December 31
Woori North America Infra Private Placement Investment Trust No. 1 (*3)	Securities investment and others	100.0	100.0	Korea	December 31
Woori Infrastructure New Deal Specialized Investment Private Equity Investment Trust No. 1 (*3)	Securities investment and others	100.0	100.0	Korea	December 31
Woori General Type Private Real Estate Investment Trust No. 2 (*3)	Securities investment and others	30.1	30.1	Korea	December 31

		Percentage of ownership (%)		Location	Financial statements date
Subsidiaries	Main business	December 31, 2025	December 31, 2024
Woori ESG Infrastructure Development General Type Private Investment Trust No. 1 (*3)	Securities investment and others	100.0	100.0	Korea	December 31
Woori Real Estate Blind Investment General Type Private Investment Trust No. 1 (*3) (*10)	Securities investment and others	100.0	—	Korea	December 31
Held by Woori bank ( *6)
Woori WooriBank Partners General Type Private Investment Trust No. 1 (*3)	Securities investment and others	92.6	92.6	Korea	December 31
Woori General Type Private Real Estate Investment Trust No. 1 (*3)	Securities investment and others	86.8	84.9	Korea	December 31
Woori Global Mid-market Secondary General Type Private Investment Trust No. 1 (*3)	Securities investment and others	80.0	80.0	Korea	December 31
Woori Woori Bank Partners Professional Type Private Investment Trust No. 2 (*3)	Securities investment and others	90.9	90.9	Korea	December 31
Woori General Type Private Real Estate Investment Trust No. 5 (*3)	Securities investment and others	87.0	87.0	Korea	December 31
Woori Global Secondary Private Placement Investment Trust No. 1 (*3)	Securities investment and others	98.8	98.8	Korea	December 31
Woori Japan General Type Private Real Estate Feeder Investment Trust No. 1-2 (*3) (*5)	Securities investment and others	—	98.8	Korea	—
Woori Japan Blind General Type Private Real Estate Feeder Investment Trust No. 1 (*3)	Securities investment and others	99.9	99.9	Korea	December 31
Woori Clean Energy General Type Private Investment Trust No. 2 (*3)	Securities investment and others	30.8	30.8	Korea	December 31
Woori ESG Infrastructure Development General Type Private Investment Trust No. 2 (*3)	Securities investment and others	50.0	50.0	Korea	December 31
Woori Dongbu Underground Expressway General type Private Special Asset Investment Trust (*3)	Securities investment and others	40.0	40.0	Korea	December 31
Woori Partners General Private Investment Trust No. 3 (*3)	Securities investment and others	90.9	90.9	Korea	December 31
Woori Natixis Partnership Global Private Debt Fund No. 1-1(USD) (*3)	Securities investment and others	80.0	80.0	Korea	December 31
Woori Natixis Partnership Global Private Debt Fund No. 1-2(EUR) (*3)	Securities investment and others	80.0	80.0	Korea	December 31
Woori General Type Private Real Estate Investment Trust No. 7 (*3)	Securities investment and others	87.0	87.0	Korea	December 31
Woori Baran-Namyang Expressway Private Special Asset Investment Trust (*3) (*10)	Securities investment and others	47.0	—	Korea	December 31
Held by Woori Bank and Tongyang Life Insurance Co., Ltd. (*6)
Woori Senior Loan General Type Private Investment Trust No. 2 (*3)	Securities investment and others	54.0	50.0	Korea	December 31
Woori Senior Loan General Type Private Investment Trust No. 3 (*3)	Securities investment and others	47.3	45.8	Korea	December 31
Held by ABL Life Insurance Co., Ltd. (*6)
Woori MDF V General Type Private Real Estate Investment Trust (*3) (*10)	Securities investment and others	50.0	—	Korea	December 31
Woori NewGen Energy ABL Private Investment Trust ( *3) (*10)	Securities investment and others	33.3	—	Korea	December 31
Held by Woori Bank and Woori Financial Capital Co., Ltd. (*6)
Woori Renewable New Deal Fund No. 1 (*3)	Securities investment and others	60.0	60.0	Korea	December 31
Woori Equity Investment General Type Private Investment Trust No. 1 (*3)	Securities investment and others	100.0	100.0	Korea	December 31
Woori Busan Logistics Infra Private Placement Special Asset Investment Trust (*3)	Securities investment and others	100.0	100.0	Korea	December 31

		Percentage of ownership (%)		Location	Financial statements date
Subsidiaries	Main business	December 31, 2025	December 31, 2024
Woori Fund Financing General Type Private Investment Trust (*3)	Securities investment and others	99.3	99.7	Korea	December 31
Held by Woori Financial Capital Co., Ltd. (*6)
Woori Japan Private Placement Real Estate Feeder Investment Trust No. 1-1 (*3) (*5)	Securities investment and others	—	63.2	Korea	—
Held by Woori Bank and Woori Asset Management Co., Ltd. (*6)
Woori General Type Private Real Estate Investment Trust No. 6 (*3)	Securities investment and others	85.8	85.8	Korea	December 31
Woori Innovation Growth(Infrastructure) General Type Private Investment Trust No. 2 (*3)	Securities investment and others	46.4	46.4	Korea	December 31
Held by Woori bank, Woori Investment Securities Co., Ltd., and Woori Asset Management Co., Ltd. (*6)
Woori Real Estate Financial Stabilization General Private Investment Trust No. 1 (*3)	Securities investment and others	100.0	100.0	Korea	December 31
Woori Real Estate Financial Stabilization General Private Investment Trust No. 2 (*3) (*10)	Securities investment and others	100.0	—	Korea	December 31
Held by Woori Bank, Woori Card Co., Woori Investment Securities Co., Ltd. and Woori Financial Capital Co., Ltd. (*6)
Woori FG Digital Investment Fund 1st (*3)	Securities investment and others	100.0	100.0	Korea	December 31
Woori FG DINNO Lab Fund 1st (*3)	Securities investment and others	100.0	100.0	Korea	December 31
Woori FG DINNO Lab Fund 2nd (*3) (*10)	Securities investment and others	100.0	—	Korea	December 31
Held by Woori Bank, Woori Financial Capital Co., Ltd. and Tongyang Life Insurance Co., Ltd. (*6)
Woori Senior Loan Private Placement Investment Trust No. 1 (*3) (*10)	Securities investment and others	32.0	—	Korea	December 31
Held by Woori Bank, Woori Card Co., Woori Financial Capital Co., Ltd., Woori Investment Securities Co., Ltd., Tongyang Life Insurance Co., Ltd., ABL Life Insurance Co., Ltd. and Woori Asset Management Co., Ltd.
(*6)

Woori Future Co-Growth High-tech Strategic Industries Private Investment Trust (*3) (*10)	Securities investment and others	100.0	—	Korea	December 31
Held by Woori Japan Private Placement Real Estate Feeder Investment Trust No. 1-1 and Woori Japan Investment Trust No. 1-2 (*6)
Woori Japan Private Placement Real Estate Master Investment Trust No. 1 (*3) (*5) (*8)	Securities investment and others	—	100.0	Korea	—
Held by Woori Financial Capital Co., Ltd. and Woori Investment Securities Co., Ltd. (*6)
Woori Japan Private Placement Real Estate Master Investment Trust No. 2-1 ( *3) (*5)	Securities investment and others	—	100.0	Korea	—
Held by Woori Bank and Woori Private Equity Asset Management Co., Ltd. (*6)
Woori Corporate Turnaround No.1 Private Equity Fund (*3)	Securities investment and others	35.3	36.4	Korea	December 31
Held by Woori Japan Blind General Type Private Real Estate Feeder Investment Trust No. 1 and Woori Japan General Type Private Real Estate Feeder Investment Trust No. 2-1 (*6)
Woori Japan Private Placement Real Estate Master Investment Trust No. 2 (*3) (*5) (*8)	Securities investment and others	—	100.0	Korea	—

		Percentage of ownership (%)		Location	Financial statements date
Subsidiaries	Main business	December 31, 2025	December 31, 2024
Held by Woori Japan Private Placement Real Estate Master Investment Trust No. 1
GK OK Chatan ( *3) (*5)	Other financial services	—	99.9	Japan	—
Held by Woori Japan Blind General Type Private Real Estate Feeder Investment Trust No. 1 (*6)
Woori Private Placement Investment Trust No. 3 (*3) (*8)	Securities investment and others	76.5	76.5	Korea	December 31
Held by Woori Private Placement Investment Trust No. 3
GK Woorido (*3)	Other financial services	100.0	100.0	Japan	September 30 (*9)

(*1)
On July 1, 2025, the Group acquired 77.9% of the shares (excluding treasury shares; 75.3% including treasury shares) of Tongyang Life Insurance Co., Ltd. and 100% of the shares of ABL Life Insurance Co., Ltd. and included them as subsidiaries. Woori Asset Management Corp. and Woori Global Asset Management Co., Ltd. merged through a business combination to become Woori Asset Management Corp, for the year ended December 31, 2024. Additionally, the Group owned interest in Korea Foss Securities Co., Ltd. as a result of the merger between Korea Foss Securities Co., Ltd. (surviving company) and Woori Investment Bank Co., Ltd. (dissolution company) in 2024. The merged securities company also changed its name to Woori Investment Securities Co., Ltd.

(*2)
The
entity
is
a
st
ru
ct
ure
d
en
tity
for
the p
urp
o
se
o
f
as
set
se
cur
iti
zation. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.

(*3)
The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.

(*4)
The entity is a ‘money trust’ under the Financial Investment Services and Capital Markets Act. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.

(*5)	C o mpanies are excluded from the consolidation as of December 31, 2025.
(*6)
Determined that the Group controls the investees, considering the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns, by two or more subsidiaries’ investment or operation.

(*7)
The Russia – Ukraine conflict has been escalated in February 2022, and international sanctions were imposed on Russia. Due to the sanctions, the Group may experience situations such as a decrease in value of financial assets or operating assets owned by the Group regarding the conflict, an increase in receivable payment terms, limitation to transfer funds, decrease in the profit. As of December 31, 2025, the Group expects such conflict and sanctions would have financial impacts on the business of AO Woori Bank, one of the subsidiaries, in the future. However, the Group cannot reasonably predict the financial impacts.

(*8)	As a master-feeder fund, it is the percentage of the feeder fund’s ownership in the master fund.
(*9)	As the financial statements for the end of the reporting period were not available, the most recent financial statements available from the date of settlement were used.
(*10)	Companies are included in the consolidation during the year ended December 31, 2025.

Unconsolidated companies with more than 50 Percent ownership interests
(3)	The Group has not consolidated the following entities as of December 31, 2024 and 2025 despite having more than 50% ownership interest:

	As of December 31, 2024
Subsidiaries	Location	Main Business	Percentage of ownership (%)
Mirae Asset Maps Clean Water Private Equity Investment Trust 7th (*1)	Korea	Securities Investment	59.7
Kiwoom Yonsei Private Equity Investment Trust (*1)	Korea	Securities Investment	88.9
IGIS Europe Private Placement Real Estate Fund No. 163-2 (*2)	Korea	Securities Investment	97.8
IGIS Global Private Placement Real Estate Fund No. 148-1 (*1)	Korea	Securities Investment	75.0
IGIS Global Private Placement Real Estate Fund No. 148-2 (*1)	Korea	Securities Investment	75.0
Mirae Asset Seoul Ring Expressway Private Special Asset Fund No. 1 (*1)	Korea	Securities Investment	66.7
Hangang Blue Water Private Placement Special Asset Investment Trust (*1)	Korea	Securities Investment	55.6
Korea Investment Pocheon-Hwado Highway Private Special Asset Trust 2 (*1)	Korea	Securities Investment	55.2
Midas Global Private Placement Real Estate Investment Trust No. 7-2 (*1)	Korea	Securities Investment	58.3
Samsung Together Korea IPPF private securities investment trust 3 [Equity-FoFs] (*3)	Korea	Securities Investment	100.0
INMARK France Private Placement Investment Trust No. 18-1 (*1)	Korea	Securities Investment	93.8
Kiwoom Vibrato Private Placement Investment Trust 1-W(EUR) (*2)	Korea	Securities Investment	99.5
KOTAM Global Infra Private Fund 1-4 (*2)	Korea	Securities Investment	99.7
UBSHana Class 1 Special Asset Investment Trust 3 Class C 2 (*1)	Korea	Securities Investment	51.0
Consus GyeongJu Green Specialized Private Special Asset Investment Trust 1 (*1)	Korea	Securities Investment	50.0
Kiwoom Harmony Private Placement Investment Trust No. 3 (*1)	Korea	Securities Investment	77.4
Consus Solar Energy Private Placement Investment Truns No.1 (*1)	Korea	Securities Investment	50.0
Kiwoom Aurora Geneal Type Private Placement Investment Trust No. 2 (*1)	Korea	Securities Investment	60.0
NH-Amundi WSCP VIII Private Fund 2 (*1)	Korea	Securities Investment	65.2
AI Partners Global Infrastructure Specialized Privately Placed Feeder Fund Trust No. 2 (*2)	Korea	Securities Investment	100.0
Hangang new deal infra BTL fund 4 (HNBF4) (*1)	Korea	Securities Investment	60.0
IGIS Global Private Placement Real Estate Fund No. 316-1 (*2)	Korea	Securities Investment	99.3
INMARK Spain Private Placement Real Estate Investment Trust No. 26-2 (*2)	Korea	Securities Investment	97.7
Woori Asset Global Partnership Fund No.5 (*4)	Korea	Securities Investment	57.7
Kiwoom Harmony Private Placement Investment Trust No. 6 (*1)	Korea	Securities Investment	76.9
Project Chile PMGD Solar (*2)	Korea	Securities Investment	75.2
NH-Amundi BXD Private Fund 2[FoF] (*2)	Korea	Securities Investment	77.8

	As of December 31, 2024
Subsidiaries	Location	Main Business	Percentage of ownership (%)
Rifa Qualified Investors Private Real Estate Investment Trust No. 40 (*2)	Korea	Securities Investment	55.0
Hangang Green Environment Fund (*1)	Korea	Securities Investment	50.0

(*1)
The Group does not have power over the discretionary fund because the fund manager has the sole authority to decide the relevant activities of the investee. The fund manager’s delegated power is exercised not only for the Group, but also for other investors as well. The Group does not have the power over the fund’s activities even though it holds more than 50% of ownership interest.

(*2)
The Group does not have power over the fund of funds because the Group cannot decide the relevant activities of the fund through the related contract. The Group does not have the power over the fund’s activities even though it holds more than 50% of ownership interest. The Group does not have the power over the fund’s activities even though the Group holds ownership interest.

(*3)
The Group does not have power over the stock market stabilization fund as the fund’s relevant activities are determined by the management committee, over which the Group does not have substantial control. The Group does not have the power over the fund’s activities even though it holds more than 50% of ownership interest.

(*4)
In this fund, because one party holds substantive removal rights, they can remove the collective investment business operator. Consequently, the Group has no control as it exercises decision-making rights as an agent.

	As of December 31, 2025
Subsidiaries	Location	Main Business	Percentage of ownership (%)
Mirae Asset Maps Clean Water Private Equity Investment Trust 7th (*1)	Korea	Securities Investment	59.7
Kiwoom Yonsei Private Equity Investment Trust (*1)	Korea	Securities Investment	88.9
IGIS Europe Private Placement Real Estate Fund No. 163-2 (*2)	Korea	Securities Investment	97.8
IGIS Global Private Placement Real Estate Fund No. 148-1 (*1)	Korea	Securities Investment	75.0
IGIS Global Private Placement Real Estate Fund No. 148-2 (*1)	Korea	Securities Investment	75.0
Mirae Asset Seoul Ring Expressway Private Special Asset Fund No. 1 (*1)	Korea	Securities Investment	66.7
Hangang Blue Water Private Placement Special Asset Investment Trust (*1)	Korea	Securities Investment	55.6
Korea Investment Pocheon-Hwado Highway Private Special Asset Trust 2 (*1)	Korea	Securities Investment	55.2
Midas Global Private Placement Real Estate Investment Trust No. 7-2 (*1)	Korea	Securities Investment	58.3
Samsung Together Korea IPPF private securities investment trust 3 [Equity-FoFs] (*3)	Korea	Securities Investment	100.0
INMARK France Private Placement Investment Trust No. 18-1 (*1)	Korea	Securities Investment	93.8
Kiwoom Vibrato Private Placement Investment Trust 1-W(EUR) (*2)	Korea	Securities Investment	99.5
KOTAM Global Infra Private Fund 1-4 (*2)	Korea	Securities Investment	99.7
UBSHana Class 1 Special Asset Investment Trust 3 Class C 2 (*1)	Korea	Securities Investment	51.0
Consus GyeongJu Green Specialized Private Special Asset Investment Trust 1 (*1)	Korea	Securities Investment	50.0
Kiwoom Harmony Private Placement Investment Trust No. 3 (*1)	Korea	Securities Investment	77.3
Kiwoom Aurora Geneal Type Private Placement Investment Trust No. 2 (*1)	Korea	Securities Investment	60.0
NH-Amundi WSCP VIII Private Fund 2 (*1)	Korea	Securities Investment	65.2
AI Partners Global Infrastructure Specialized Privately Placed Feeder Fund Trust No. 2 (*2)	Korea	Securities Investment	100.0
Hangang new deal infra BTL fund 4 (HNBF4) (*1)	Korea	Securities Investment	60.0
IGIS Global Private Placement Real Estate Fund No. 316-1 (*2)	Korea	Securities Investment	99.3
INMARK Spain Private Placement Real Estate Investment Trust No. 26-2 (*2)	Korea	Securities Investment	97.7

	As of December 31, 2025
Subsidiaries	Location	Main Business	Percentage of ownership (%)
Woori Asset Global Partnership Fund No. 5 (*4)	Korea	Securities Investment	57.7
Kiwoom Harmony Private Placement Investment Trust No. 6 (*1)	Korea	Securities Investment	76.9
Project Chile PMGD Solar (*2)	Korea	Securities Investment	75.2
NH-Amundi BXD Private Fund 2[FoF] (*2)	Korea	Securities Investment	77.8
Rifa Qualified Investors Private Real Estate Investment Trust No. 40 (*2)	Korea	Securities Investment	55.0
Hangang Green Environment Private Placement Special Asset Investment Trust (*1)	Korea	Securities Investment	50.0
KB Nongsok Sewage Treatment Facility Private Special Asset Investment Trust (*1)	Korea	Securities Investment	80.0
KIAMCO Daejang Hongdaeseon Private Special Asset Investment Trust (*1)	Korea	Securities Investment	76.6
Renaissance KOSDAQ Venture Beauty Privately Placed Fund (*1)	Korea	Securities Investment	88.9
KIAMCO Siwha Jeongwang Logistics Development Private Real Estate Investment Trust No. 1 (*2)	Korea	Securities Investment	50.0
Dabi Hana Inje Gwan-sa BTL Private Special Asset Investment Trust (*2)	Korea	Securities Investment	50.0
Alceon Australia Alternative General Private Investment Trust No. 1 (*2)	Korea	Securities Investment	100.0
KB NA Sound Point Private Special Asset Fund 3 (*2)	Korea	Securities Investment	100.0
Alceon Australia RDS General Type Private Placement Investment Trust 1 (*2)	Korea	Securities Investment	100.0
NH-Amundi Transport Infra Private Fund No. 1 (*2)	Korea	Securities Investment	100.0
Hanwha Global Infrastructure Private Fund 39 (*2)	Korea	Securities Investment	100.0
Alceon Dorchester Credit Secondary General Type Private Placement Investment Trust (*2)	Korea	Securities Investment	100.0
Alceon PRISM Global Credit Secondary General Type Private Placement Investment Trust (*2)	Korea	Securities Investment	99.9
Alceon Australia Alternative General Private Investment Trust No. 2 (*2)	Korea	Securities Investment	99.9
Alceon Digital Infrastructure General Type Private Placement Investment Trust (* 2 )	Korea	Securities Investment	99.9
IGIS Global Secondary Private Investment Trust No. 504-1 (*2)	Korea	Securities Investment	99.9
Alceon Park Square Europe Private Credit General Type Private Placement Investment Trust (*2)	Korea	Securities Investment	99.9
Alpha Private Debt Blind General Private Investment Trust (*2)	Korea	Securities Investment	99.8
Alceon SOF III General Type Private Placement Investment Trust (*2)	Korea	Securities Investment	99.8
IGIS European Private Placement Real Estate Investment Trust No. 521-1 (*2)	Korea	Securities Investment	99.7
IGIS European Private Placement Real Estate Investment Trust No. 521-2 (*2)	Korea	Securities Investment	99.7
NH-Amundi Europe Direct Lending Private Fund No. 4 (*2)	Korea	Securities Investment	99.5
Koramco Europe Infra Private Special Asset Investment Trust No. 1 (*2)	Korea	Securities Investment	99.0
Koramco Global Infra Private Special Asset Investment Trust No. 1 (*2)	Korea	Securities Investment	99.0
Koramco Global Private Credit Private Special Asset Investment Trust No. 1-1 (*2)	Korea	Securities Investment	99.0
Kiwoom ASM Private Investment Trust[FoFs] (*2)	Korea	Securities Investment	98.1
KEB Hana Bank as trustee of Hyundai Investments Private Fund No. 41 (* 2 )	Korea	Securities Investment	55.6

	As of December 31, 2025
Subsidiaries	Location	Main Business	Percentage of ownership (%)
IBK SeAH Solar Power Generation Private Securities Investment Fund(SOC) (*2)	Korea	Securities Investment	50.0
Koramco PRISM Real Estate Debt Blind Private Real Estate Investment Trust ( *2)	Korea	Securities Investment	99.9
Koramco Global Private Credit Private Special Asset Investment Trust No. 1-2 (*2)	Korea	Securities Investment	99.0
Kiwoom PRISM General Private Investment Trust ( *2)	Korea	Securities Investment	99.9
Kookmin Bank acting as Trustee of Kiwoom Andante Private Investment Trust ( *2)	Korea	Securities Investment	99.8
Kookmin Bank Acting as Trustee of Kiwoom Moderato Private Securities Investment Trust I ( *2)	Korea	Securities Investment	99.7
Kiwoom Europe Infra A.I. Private Type Investment Trust III (*2)	Korea	Securities Investment	99.8
Kiwoom Global Infra A.I. Private Type Investment Trust II (*2)	Korea	Securities Investment	98.8
Kookmin Bank acting as Trustee of Kiwoom AGPS Private Investment Trust (*2)	Korea	Securities Investment	99.9
Kiwoom Europe Infra A.I. Private Type Investment Trust IX (*2)	Korea	Securities Investment	98.1
Alceon Real Infrastructure Blind General Type Private Placement Investment Trust ( *2)	Korea	Securities Investment	100.0
Hanwha Global Infrastructure Private Fund 31 (*2)	Korea	Securities Investment	98.4
IGIS U.S. Private Placement Real Estate Investment Trust No. 469-1 (*2)	Korea	Securities Investment	99.6
IGIS U.S. Private Placement Real Estate Investment Trust No. 469-2 (*2)	Korea	Securities Investment	99.6
Alceon Australia RDS General Type Private Placement Investment Trust 2 (*2)	Korea	Securities Investment	50.5
Alceon Australia RDS General Type Private Placement Investment Trust 3 (*2)	Korea	Securities Investment	99.3
KB NB Private Investment Trust No. 4 (*2)	Korea	Securities Investment	57.1
Pacific No. 70 General Private Real Estate Investment Trust (*1)	Korea	Securities Investment	53.8
Hanwha Abu Dhabi Gas Infrastructure General Private Special Asset Investment Trust No. 1 (*1)	Korea	Securities Investment	62.2

(*1)
The Group does not have power over the discretionary fund because the fund manager has the sole authority to decide the relevant activities of the investee. The fund manager’s delegated power is exercised not only for the Group, but also for other investors as well. The Group does not have the power over the fund’s activities even though it holds more than 50% of ownership interest.

(*2)
The Group does not have power over the fund of funds because the Group cannot decide the relevant activities of the fund through the related contract. The Group does not have the power over the fund’s activities even though it holds more than 50% of ownership interest.

(*3)
The Group does not have power over the stock market stabilization fund as the fund’s relevant activities are determined by the management committee, over which the Group does not have substantial control. The Group does not have the power over the fund’s activities even though it holds more than 50% of ownership interest.

(*4)
In this fund, one of the parties holds substantive removal rights and can remove the collective investment business operator. Consequently, the Group have no controls as it exercises decision-making rights as agent.

Summarized financial information before elimination of intercompany transactions of the subsidiaries
(4)
The summarized financial information of the major subsidiaries is as follows. The financial information of each subsidiary was prepared on the basis of consolidated financial statements. (Unit: Korean Won in millions):

	As of and for the year ended December 31, 2024
Subsidiaries	Assets	Liabilities	Operating revenue	Net income (loss) attributable to owners	Comprehensive income (loss) attributable to owners
Woori Bank	485,888,941	456,944,053	41,881,143	3,039,372	3,381,799
Woori Card Co., Ltd.	16,613,482	13,828,816	2,293,739	147,179	160,121
Woori Financial Capital Co., Ltd.	12,770,681	11,045,686	1,759,842	141,419	138,826
Woori Investment Securities Co., Ltd.	7,186,431	6,041,109	430,599	2,552	6,279
Woori Asset Trust Co., Ltd.	499,279	39,470	107,154	1,803	1,609
Woori Savings Bank	1,874,624	1,680,378	136,417	(85,879)	(84,907)
Woori Financial F&I Co., Ltd.	1,251,854	914,388	90,373	13,306	13,199
Woori Asset Management Corp.	203,232	39,077	57,562	11,801	11,870
Woori Venture Partners Co., Ltd.	350,066	15,060	62,261	36,786	37,213
Woori Private Equity Asset Management Co., Ltd	101,164	5,589	9,974	4,148	3,987
Woori Credit Information Co., Ltd.	43,985	6,555	42,796	1,614	1,252
Woori Fund Service Co., Ltd.	31,154	2,799	18,069	4,646	4,646
Woori FIS Co., Ltd.	58,868	12,094	175,624	(1,709)	(1,485)
Woori Finance Research Institute Co., Ltd.	7,663	3,892	9,022	59	(70)

	As of and for the year ended December 31, 2025
Subsidiaries	Assets	Liabilities	Operating revenue	Net income (loss) attributable to owners	Comprehensive income (loss) attributable to owners
Woori Bank	502,846,197	473,158,744	33,077,179	2,589,646	2,440,011
Tongyang Life Insurance Co., Ltd. (*)	35,444,959	33,351,243	2,127,821	43,609	307,187
Woori Card Co., Ltd.	17,512,741	14,620,417	2,268,801	149,953	154,441
Woori Financial Capital Co., Ltd.	12,361,366	10,523,678	1,902,863	148,727	149,872
Woori Investment Securities Co., Ltd.	9,706,286	8,504,657	519,130	27,444	55,351
ABL Life Insurance Co., Ltd. (*)	19,609,549	18,928,173	1,566,440	55,984	109,611
Woori Asset Trust Co., Ltd.	302,661	63,308	76,499	(220,617)	(220,455)
Woori Savings Bank	2,061,407	1,853,571	134,632	14,719	13,590
Woori Financial F&I Co., Ltd.	1,271,613	930,542	75,360	3,594	3,604
Woori Asset Management Corp.	204,188	24,860	64,547	18,741	18,713
Woori Venture Partners Co., Ltd.	382,040	28,151	39,162	26,207	26,183
Woori Private Equity Asset Management Co., Ltd.	106,003	6,161	12,380	4,071	4,267
Woori Credit Information Co., Ltd.	45,455	7,581	37,622	868	928
Woori Fund Service Co., Ltd.	33,882	2,665	18,422	4,255	4,255
Woori FIS Co., Ltd.	52,554	6,015	173,875	198	(234)
Woori Finance Research Institute Co., Ltd.	7,469	3,550	9,972	126	148

(*)	Additional investment occurred and added it as a consolidated subsidiary during the year ended December 31, 2025.

Total assets of the unconsolidated structured entities the carrying value of the related items recorded the maximum exposure to risks and the loss recognized
‘Real estate trust’ is to be entrusted as the underlying property for the purpose of managing, disposing, operating or developing from the consignor who owns the property and distributes the proceeds achieved through the trust to the beneficiary. When the consignee does not fulfill his or her important obligations in the trust contract or it is, in fact, difficult to run the business, the Group may be exposed to the threat of compensating for the loss.
The total assets of the unconsolidated structured entity held by the Group, the carrying amount of the items recognized in the consolidated financial statements, the maximum loss exposure, and the losses from the unconsolidated structured entity are as follows. The maximum loss exposure includes the amount of investment recognized in the consolidated financial statements and the amount that is likely to be confirmed in the future when satisfies certain conditions by contracts such as purchase commitments and credit offerings.

	(unit : Korean Won in millions)
	December 31, 2024
	Asset securitization	Structured Finance	Investment Fund	Real-estate trust
Total asset of the unconsolidated structured entities	9,725,385	130,281,870	268,076,078	2,541,640
Assets recognized in the consolidated financial statements related to the unconsolidated structured entities	6,941,360	5,512,070	7,694,857	183,036
Financial assets at FVTPL	10,923	20,898	6,787,853	12,644
Financial assets at FVTOCI	1,813,481	44,477	—	—
Financial assets at amortized cost	5,116,956	5,444,604	79,879	170,392
Investments in joint ventures and associates	—	—	824,536	—
Derivative assets	—	2,091	2,589	—
Liabilities recognized in the consolidated financial statements related to the unconsolidated structured entities	242	2,270	—	10,769
Derivative liabilities	—	421	—	—
Other liabilities (provisions)	242	1,849	—	10,769
The maximum exposure to risks	7,026,784	6,402,819	11,588,447	348,947
Investment assets	6,941,360	5,512,070	7,694,857	183,036
Purchase commitment	—	—	3,892,107	—
Credit offerings and others	85,424	890,749	1,483	165,911
Loss recognized on unconsolidated structured entities	—	84,962	200,672	79,152

	(unit : Korean Won in millions)
	December 31, 2025
	Asset securitization	Structured Finance	Investment Fund	Real-estate trust
Total asset of the unconsolidated structured entities	12,118,202	230,294,151	473,869,175	2,760,602
Assets recognized in the consolidated financial statements related to the unconsolidated structured entities	5,640,625	11,104,844	13,194,525	94,949
Financial assets at FVTPL	75,519	2,101,491	11,096,765	12,994
Financial assets at FVTOCI	1,341,132	50,419	—	—
Financial assets at amortized cost	4,223,974	8,951,737	1,159,459	81,955
Investments in joint ventures and associates	—	—	938,301	—
Derivative assets	—	1,197	—	—
Liabilities recognized in the consolidated financial statements related to the unconsolidated structured entities	162	2,434	992	30,641
Derivative liabilities	—	89	—	—
Other liabilities (provisions)	162	2,345	992	30,641
The maximum exposure to risks	5,669,611	13,356,328	18,399,891	286,975
Investment assets	5,640,625	11,104,844	13,194,525	94,949
Purchase commitment	—	335,651	4,768,592	—
Credit offerings and others	28,986	1,915,833	436,774	192,026
Loss recognized on unconsolidated structured entities	—	122,139	239,152	234,595

Accumulated non-controlling interests, net income attributable non-controlling interests and dividends to non-controlling interests
(7)
As of December 31, 2024 and 2025, the share of non-controlling interests on the net income and equity of subsidiaries in which non-controlling interests are significant are as follows: (Unit: Korean Won in millions):

1)	Accumulated non-controlling interests at the end of the reporting period

	December 31, 2024	December 31, 2025
Woori Bank (*1)	1,645,947	1,406,512
Tongyang Life Insurance Co., Ltd.	—	305,892
Woori Investment Securities Co., Ltd. (*2)(*4)	5,571	1,386
Woori Asset Trust Co., Ltd. (*3)(*4)	1,901	—
PT Bank Woori Saudara Indonesia 1906 Tbk	104,023	89,767
Wealth Development Bank	23,975	22,292
PT Woori Finance Indonesia Tbk.	16,179	15,446

(*1)	Hybrid securities issued by Woori Bank
(*2)	The non-controlling interests were recognized in accordance with merger with Korea Foss Securities Co., Ltd. during the year ended December 31, 2024.
(*3)	The non-controlling interests decreased in accordance with paid-in capital increase and stock retirement and additional acquisition of minority interests during the year ended December 31, 2024.
(*4)	The non-controlling interests decreased due to the additional acquisition of minority interests during the year ended December 31, 2025.

2) Net income attributable to non-controlling interests

	For the years ended December 31
	2023	2024	2025
Woori Bank (*1)	95,637	76,249	89,134
Tongyang Life Insurance Co., Ltd. (*2)	—	—	20,663
Woori Investment Securities Co., Ltd.	5,687	(16)	101
Woori Asset Trust Co., Ltd.	5,720	276	(366)
Woori Asset Management Corp	1,603	530	—
Woori Venture Partners Co., Ltd.	1,391	—	—
PT Bank Woori Saudara Indonesia 1906 Tbk	9,521	6,764	(6,856)
Wealth Development Bank	(68)	764	(722)
PT Woori Finance Indonesia Tbk.	1,067	872	1,178

(*1)	Distribution of the hybrid securities issued by Woori Bank
(*2)	Including the distribution of the hybrid securities issued by Tongyang Life Insurance Co., Ltd.
3) Dividends to non-controlling interests

	For the years ended December 31
	2023	2024	2025
Woori Bank (*1)	95,637	76,249	89,134
Tongyang Life Insurance Co., Ltd. (*2)	—	—	10,995
Woori Investment Securities Co., Ltd.	8,302	—	—
Woori Asset Trust Co., Ltd.	365	—	—
PT Bank Woori Saudara Indonesia 1906 Tbk	2,802	3,450	983
PT Woori Finance Indonesia Tbk.	138	343	402
Korea BTL Infrastructure Fund	40	37	29

(*1)	Distribution of the hybrid securities issued by Woori Bank
(*2)	Distribution of the hybrid securities issued by Tongyang Life Insurance Co., Ltd.